Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	BLUERIVER ACQUISITION CORP.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 6
Entity Central Index Key	0001831006
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9